Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Receivables, Prepayments and Deposits
Prepayments	$ 2,909	$ 699
Purchase rebates	183	238
Other service receivables	437	756
Deposits	680	620
Value-added tax receivables	2,838	1,380
Others	715	621
Total	$ 7,762	$ 4,314